Vanguard Target Retirement 2020 Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Target Retirement 2020 Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in a mix of Vanguard mutual funds (the “Underlying Funds”) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2020 (the “Target Year”). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the Target Year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund’s asset allocation should become similar to that of Vanguard Target Retirement Income Fund. As of September 30, 2025, the Fund’s allocation among the underlying asset classes was approximately:• U.S. fixed income securities34.4%• U.S. stocks21.6%• Foreign stocks14.9%• Foreign fixed income securities14.5%• Inflation-indexed securities14.0%The Fund’s asset allocation may be affected by a variety of factors, such as whether the Underlying Funds are accepting additional investments. The Fund’s indirect fixed income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by the advisor to minimize foreign currency exposure).The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.